Other Receivables - Aging Analysis of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 58,096	$ 57,937
Neither past due nor impaired
Disclosure of financial assets [line items]
Financial assets	52,575	54,064
Less than 180 days past due
Disclosure of financial assets [line items]
Financial assets	4,493	2,779
180-365 days past due
Disclosure of financial assets [line items]
Financial assets	1,028	1,094
Cost
Disclosure of financial assets [line items]
Financial assets	60,225	60,261
Cost | Neither past due nor impaired
Disclosure of financial assets [line items]
Financial assets	52,575	54,064
Cost | Less than 180 days past due
Disclosure of financial assets [line items]
Financial assets	6,585	5,035
Cost | 180-365 days past due
Disclosure of financial assets [line items]
Financial assets	1,065	1,162
Impairment reserve
Disclosure of financial assets [line items]
Financial assets	(2,129)	(2,324)
Impairment reserve | Neither past due nor impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment reserve | Less than 180 days past due
Disclosure of financial assets [line items]
Financial assets	(2,092)	(2,256)
Impairment reserve | 180-365 days past due
Disclosure of financial assets [line items]
Financial assets	$ (37)	$ (68)